Acquisitions and Divestiture of a Subsidiary - Additional Information (Detail)		12 Months Ended
	Nov. 10, 2020 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($) Business	Sep. 30, 2022 USD ($) Business	Sep. 30, 2021 USD ($)
Acquisitions and Divestiture of a Subsidiary [Line Items]
Number of businesses acquired | Business			3	2
Business divestiture pre-tax gain	$ 300,000			$ 10,000
Disposal Group Not Discontinued Operation Gain Loss On Disposals					$ 226,410
Disposal Group, Including Discontinued Operation, Net assets					9,194
Disposal Group, Including Discontinued Operation, Goodwill					$ 61,396
Teoco and ProCom [Member]
Acquisitions and Divestiture of a Subsidiary [Line Items]
Business acquisition, Cash Paid			$ 130,318,000
Technology Companies, DevOps and Roam [Member]
Acquisitions and Divestiture of a Subsidiary [Line Items]
Business acquisition, Cash Paid				$ 54,091,000
Astadia [Member]
Acquisitions and Divestiture of a Subsidiary [Line Items]
Business acquisition, Cash Paid		$ 84,007,000
Description of business entity acquisitions		the Company completed two business acquisitions